PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.4%
Common Stocks
Automobiles — 8.6%
Tesla, Inc.*	42,770	$18,348,758
Beverages — 1.6%
Constellation Brands, Inc. (Class A Stock)	18,724	3,548,385
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	7,993	2,175,055
Capital Markets — 1.9%
S&P Global, Inc.	11,461	4,132,837
Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	22,126	7,854,730
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	48,496	1,853,032
Danaher Corp.	2,264	487,507
		2,340,539
Health Care Technology — 0.7%
Teladoc Health, Inc.*(a)	6,582	1,443,038
Interactive Media & Services — 10.4%
Alphabet, Inc. (Class A Stock)*	3,049	4,468,614
Alphabet, Inc. (Class C Stock)*	5,284	7,765,367
Facebook, Inc. (Class A Stock)*	28,993	7,593,267
Match Group, Inc.*	21,716	2,402,875
		22,230,123
Internet & Direct Marketing Retail — 10.2%
Alibaba Group Holding Ltd. (China), ADR*	12,146	3,570,681
Amazon.com, Inc.*	5,037	15,860,153
Chewy, Inc. (Class A Stock)*(a)	42,667	2,339,432
		21,770,266
IT Services — 12.6%
Mastercard, Inc. (Class A Stock)	32,677	11,050,381
Shopify, Inc. (Canada) (Class A Stock)*	5,742	5,873,894
Visa, Inc. (Class A Stock)(a)	49,830	9,964,505
		26,888,780
Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	15,817	4,888,718
Pharmaceuticals — 4.6%
AstraZeneca PLC (United Kingdom), ADR	108,237	5,931,387
Eli Lilly & Co.	27,297	4,040,502
		9,971,889
Road & Rail — 2.1%
Uber Technologies, Inc.*	123,859	4,518,376
Software — 21.9%
Adobe, Inc.*	22,545	11,056,744
Microsoft Corp.	79,831	16,790,854
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
RingCentral, Inc. (Class A Stock)*	6,329	$1,738,007
salesforce.com, Inc.*	54,547	13,708,752
Splunk, Inc.*	19,008	3,575,975
		46,870,332
Specialty Retail — 1.6%
Home Depot, Inc. (The)	12,351	3,429,996
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	78,760	9,121,196
Textiles, Apparel & Luxury Goods — 6.8%
Kering SA (France), ADR	76,233	5,072,544
NIKE, Inc. (Class B Stock)	74,776	9,387,379
		14,459,923

Total Long-Term Investments (cost $58,892,356)		203,992,941
Short-Term Investments — 10.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,752,871	9,752,871
PGIM Institutional Money Market Fund (cost $13,267,456; includes $13,264,475 of cash collateral for securities on loan)(b)(w)	13,284,297	13,281,640

Total Short-Term Investments (cost $23,020,327)		23,034,511

TOTAL INVESTMENTS—106.2% (cost $81,912,683)		227,027,452

Liabilities in excess of other assets — (6.2)%		(13,321,976)

Net Assets — 100.0%		$213,705,476

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,038,484; cash collateral of $13,264,475 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1